Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Current tax		¥ 87,930	¥ 87,897	¥ 57,642
Deferred tax	$ (2,411)	(16,786)	(22,944)	(3,391)
Income tax expense	$ 10,219	¥ 71,144	¥ 64,953	¥ 54,251
Hong Kong [Member]
Income tax [Line Items]
Statutory tax rate	16.50%	16.50%